Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit of the year	$ 6,043,717	$ 1,918,703	$ 5,454,742
Adjustments for:
Employee benefits	3,312	31,382	22,733
Allowance for expected credit loss	15,487	86,596	5,299
Depreciation and amortization	2,050,539	2,000,361	1,776,137
Net loss (gain) on sale of machinery, equipment and improvements to leased assets	(3,490)	(14,375)	586
Share of loss (profit) of associate	(1)	(3)	(79)
Net (gain) loss on derivative financial instruments	(51,656)	43,778	149,770
Interest expense for financing activity	1,687,895	1,388,072	1,142,086
Unrealized exchange (gain) loss	(5,427)	57,780	(111,544)
Provisions	11,754	428	6,930
Income tax expense	1,785,543	467,067	1,891,443
Adjustment from operating activities	11,537,673	5,979,789	10,338,103
Trade accounts receivable	(464,395)	164,258	(101,537)
Recoverable income tax and other current assets	(299,842)	(814,271)	(28,591)
Concession taxes payable	94,879	(253,633)	57,378
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	237,205	(198,358)	56,985
Accounts payable	959,177	(85,718)	11,642
Taxes payable	(41,990)	43,252	(33,539)
Deposits received in guarantee	89,859	(456,787)	26,673
Cash generated by operating activities	12,112,566	4,378,532	10,327,114
Income taxes paid	(1,017,120)	(811,965)	(2,163,057)
Net cash provided by operating activities	11,095,446	3,566,567	8,164,057
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(4,946,784)	(3,160,111)	(2,478,988)
Proceeds from sales of machinery and equipment	3,215	6,248	4,186
Cash flows by concession right			(97,628)
Other investment activities	(25,739)	(63,828)	(13,665)
Net cash used in investing activities	(4,969,308)	(3,217,691)	(2,586,095)
Cash flows from financing activities:
Dividends declared and paid			(4,425,346)
Dividends paid to non-controlling interest			(146,715)
Capital distribution	(6,014,701)		(1,592,494)
Repurchase of shares	(3,000,037)
Proceeds from issuance of debt securities	7,000,000	7,200,000	3,000,000
Proceeds from bank loans	3,779,413	2,709,125	96,308
Repayments on bank loans	(5,941,663)
Payment of debt securities	(1,500,000)	(2,200,000)
Interest paid on leasing	(2,598)	(2,582)	(3,703)
Payment of obligations for leases	(12,466)	(12,977)	(16,261)
Interest paid on financial loans	(1,659,473)	(1,405,139)	(1,143,318)
Net cash (used in) generated by financing activities	(7,351,525)	6,288,427	(4,231,529)
Effects of exchange rate changes on cash held:	113,715	307,053	2,303
Increase (decrease) in cash and cash equivalents	(1,111,672)	6,944,356	1,348,736
Cash and cash equivalents at beginning of year	14,444,549	7,500,193	6,151,457
Cash and cash equivalents at the end of year	13,332,877	14,444,549	7,500,193
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased assets and improvements to concession assets	$ 1,427,990	$ 540,854	$ 286,409